As filed with the Securities and Exchange Commission on December 8, 1995

                                                              File No. 33-49570
                                                              File No. 811-6742

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 11

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                 Amendment No.
           -----------------------------------------------------------

                                  MONARCH FUNDS
             (Exact Name of Registrant as Specified in its Charter)

               Suite 2770, 61 Broadway, New York, New York  10006
                     (Address of Principal Executive Office)

        Registrant's Telephone Number, including Area Code: 212-363-3300

           -----------------------------------------------------------


                            David I. Goldstein, Esq.
                         Forum Financial Services, Inc.
                     61 Broadway, New York, New York  10006
                     (Name and Address of Agent for Service)

           -----------------------------------------------------------

It is proposed that this filing will become effective:

_X_ immediately upon filing pursuant to Rule 485, paragraph (b) ___ on November 1, 1995 pursuant to Rule 485, paragraph (b)
___  60 days after filing pursuant to Rule 485, paragraph (a)(i)
___  on [     ] pursuant to Rule 485, paragraph (a)(i)
___  75 days after filing pursuant to Rule 485, paragraph (a)(ii)
___  on [     ] pursuant to Rule 485, paragraph (a)(ii)

___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940; accordingly, no fee is payable herewith. A Rule 24f-2 Notice for the Registrant's fiscal year ended August 31, 1995 was filed with the Commission on October 27, 1995. EACH FUND OF REGISTRANT IS CURRENTLY STRUCTURED AS A MASTER-FEEDER FUND. THIS AMENDMENT INCLUDES A MANUALLY EXECUTED SIGNATURE PAGE FOR THE MASTER FUNDS, EACH A SERIES OF CORE TRUST (DELAWARE).

Calculation of Registration Fee

MONARCH FUNDS



-----------------------------------------------------------------------------------------------------------------------------------
                                               Title of           Amount of         Proposed          Proposed           Amount
                                              Securities          Securities        Maximum            Maximum             of
                                                Being               Being        Offering Price       Offering        Registration
          Series of Registrant                Registered          Registered     per Share (1)        Price (2)           Fee
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Cash Fund                            Shares of            5,800,000          $1.00           $5,800,000       $2,000.00
                                         Beneficial Interest
Government Cash Fund                          Shares of           34,800,000          $1.00          $34,800,000       $12,000.00
                                         Beneficial Interest
Cash Fund                                     Shares of           17,400,000          $1.00          $17,400,000       $6,000.00
                                         Beneficial Interest
                                 TOTAL                            58,000,000                         $58,000,000       $20,000.00
-----------------------------------------------------------------------------------------------------------------------------------


(1) Computed under Rule 457(d) of the Securities Act of 1933, as amended, on the basis of the offering price per share at the close of business on November 13, 1995.

(2) Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2 under the Investment Company Act of 1940, as amended.

(3) Cash Fund, Government Cash Fund and Treasury Cash Fund redeemed 848,782,825, 2,674,264,890 and 427,945,998 shares, respectively, during
Registrant's previous fiscal year ended August 31, 1995. All of these redeemed shares were used for reduction pursuant to Rule 24e-2(a) or Rule 24f-2(c) and no shares are used for the reduction of the fee herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Portland and State of Maine on the 7th day of December, 1995.

                                             MONARCH FUNDS

                                             By:  /s/ John Y. Keffer
                                                -------------------------
                                                  John Y. Keffer
                                                  President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons on November 14, 1995.

                 Signatures                                  Title
                 ----------                                  -----

(a)  Principal Executive Officer

     /s/ John Y. Keffer                                Chairman, President
     -----------------------------------
     John Y. Keffer

(b)  Principal Financial and Accounting Officer

     /s/ Michael D. Martins                            Treasurer
     -----------------------------------
     Michael D. Martins

(c)  A Majority of the Trustees

     /s/ John Y. Keffer                                Trustee
     -----------------------------------
     John Y. Keffer

     Maurice J. DeWald                                 Trustee
     Jack J. Singer                                    Trustee

     By:   /s/ John Y. Keffer                          Trustee
     -----------------------------------
          John Y. Keffer
          Attorney in Fact*

                                   SIGNATURES

On behalf of Core Trust (Delaware), being duly authorized, I have duly caused this amendment to the Registration Statement of Monarch Funds to be signed in the City of Portland, State of Maine on the 7th day of December, 1995.

                                                  CORE TRUST (DELAWARE)



                                                  By: /s/ John Y. Keffer
                                                     ----------------------
                                                       John Y. Keffer
                                                         President

This amendment to the Registration Statement of Core Trust (Delaware) has been signed below by the following persons in the capacities indicated on the 7th of December, 1995.

     SIGNATURES                                   TITLE

(a)  Principal Executive Officer

     /s/ John Y. Keffer                           Chairman and President
     -----------------------------------
     John Y. Keffer

(b)  Principal Financial and
     Accounting Officer

     /s/ Michael D. Martins                       Treasurer
     -----------------------------------
     Michael D. Martins

(c)  A Majority of the Trustees

     /s/ John Y. Keffer                           Chairman
     -----------------------------------
     John Y. Keffer

     Costas Azariadis
     J. Michael Parish                            Trustee
     James C. Cheng                               Trustee

     By:  /s/ John Y. Keffer
     -----------------------------------
          John Y. Keffer*
           Attorney in Fact

                                INDEX TO EXHIBITS


Exhibit                  Description
-------                  -----------

10                       Opinion of Counsel

Other Exhibit            Power of Attorney of  Jack J. Singer

Other Exhibit            Power of Attorney of  Maurice J. DeWald

Other Exhibit            Power of Attorney of  J. Michael Parish

Other Exhibit            Power of Attorney of  James C. Cheng

Other Exhibit            Power of Attorney of  Costas Azariadis